GS Mortgage-Backed Securities Trust 2022-RPL4 ABS-15G

Exhibit 99.4 - Schedule 2

vendor_loan_id	customer_loan_id	seller_loan_id	balance_postmod	balloon_postmod	current_pra_outstanding	deferred_balance	first_pmt_date_postmod	io_flag_postmod	io_period_postmod	maturity_date_postmod	mod_date	mod_pra_amount	mod_principal_forbeared	mod_type	pi_postmod	rate_postmod	amort_term_postmod	amort_type_postmod	arm_code_postmod	current_pra_forgiven	first_rate_reset_months_postmod	margin_postmod	max_rate_postmod	min_rate_postmod	pra_01_anniversary_date	pra_02_anniversary_date	pra_03_anniversary_date	rate_index_postmod	rate_reset_frequency_mo_postmod	step_01_effective_date	step_01_interest_rate	step_02_effective_date	step_02_interest_rate	step_03_effective_date	step_03_interest_rate	step_04_effective_date	step_04_interest_rate	step_05_effective_date	step_05_interest_rate	step_06_effective_date	step_06_interest_rate	step_07_effective_date	step_07_interest_rate	step_08_effective_date	step_08_interest_rate	step_09_effective_date	step_09_interest_rate	step_10_effective_date	step_10_interest_rate	step_max_interest_rate	step_max_interest_rate_date	step_rate_flag	step_rate_number	term_postmod	capitalized_corporate_advance_postmod	capitalized_escrow_postmod	capitalized_interest_postmod	capitalized_other_postmod	capitalized_total_postmod	init_periodic_rate_cap_postmod	init_periodic_rate_floor_postmod	lifetime_cap_postmod	lifetime_floor_postmod	lookback_days_postmod	mod_principal_capitalized	periodic_cap_postmod	periodic_floor_postmod	round_code_postmod	step_01_pi_amount	step_02_pi_amount	step_03_pi_amount	step_04_pi_amount	step_05_pi_amount	step_06_pi_amount	step_07_pi_amount	step_08_pi_amount	step_09_pi_amount	step_10_pi_amount	ismodrecorded	has_modifications?	ModDocStatus	ModComments	total_outstanding_deferred	interest_bearing_balance_postmod	pra_year_1_reduction_amount	pra_year_2_reduction_amount	pra_year_3_reduction_amount	mod_extension_deferment	mod_extension_date	new_maturity_date	number_of_deferments	total_extension_deferment_amount
XXXXXXXXXXX	XXXXXXXXX	XXXXXXX	$XXX,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	$XXX,XXX.XX	Non-HAMP	$X,XXX.XX	X.XXX%	369	Fixed [1]	No	360	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	Yes	Yes	Copy/Image	The original note (PXXX), dated X/X/XXXX, was in the amount of $XXX,XXX.XX, with a fixed interest rate of X.XXX%, payments of $X,XXX.XX and a maturity date of X/X/XXXX. There was a modification (PXXXX) on X/XX/XXXX, with a unpaid principal balance in the amount of $XXX,XXX.XX, interest rate of X.XXX% and payment of $X,XXX.XX beginning X/X/XXXX. The subject modification (P XXXX), dated XX/X/XXXX, reflected a principal balance of $XXX,XXX.XX The first payment in the amount of $X,XXX.XX, was due XX/X/XXXX at a fixed rate of X% and maturity date of X/X/XXXX. The file contained a mortgage statement (P XXX), reflecting an interest rate of X.X%. The modification matching this statement could not be located. Modification was a result of default / delinquency, as evident by delinquency letters in file, with decreased payment and no additional advance; redisclosure not required.
																																																																																				$XXX,XXX.XX				No			0
XXXXXXXXXXX	XXXXXXXXX	XXXXXXX	$XXX,XXX.XX	No		$XXX,XXX.XX	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX		$XXX,XXX.XX	Non-HAMP	$X,XXX.XX	X.XXX%		Fixed [1]																																		No		480	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX						$XXX,XXX.XX														No	Yes	Copy/Image	The loan closed on X/XX/XXXX as a fixed rate loan at X.XXX% located on page XXX. The Non-HAMP Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from X/X/XXXX to X/X/XXXX. There is no evidence in the loan file to show the re-disclosure was done. The most recent mortgage statement is located on page XXX and confirms the rate and P&I from the modification.	$XXX,XXX.XX	$XXX,XXX.XX				Yes			1	$XXX,XXX.XX
XXXXXXXXXXX	XXXXXXXXX	XXXXXXX	$XXX,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	$XXX,XXX.XX	Non-HAMP	$X,XXX.XX	X.XXX%	360	Fixed [1]	No	360	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	No	Yes	Copy/Image	The loan originally closed on XX/XX/XXXX as a FIX with a start rate of X.XXX%, p. XXX. The loan file also contained additional modification dated X/X/XXXX (p.XXXX). The most recent loan modification reflected an update to the Maturity Date, changing from origination maturity date of XX/X/XXXX to X/X/XXXX. The most recent loan modified to a Non-HAMP modification on X/XX/XXXX to a fixed rate at X.XXX%, p. XXXX. Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. There is no evidence in the loan file to show the re-disclosure was done. The most current statement located in the file on page XXX confirms the current rate and P&I payment.

																																																																																				$XXX,XXX.XX				No
XXXXXXXXXXX	XXXXXXXXX	XXXXXXX	$XXX,XXX.XX	No			XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX		$XXX,XXX.XX	Non-HAMP	$X,XXX.XX	X.XXX%	420	Fixed [1]																																		No		300	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX						$XXX,XXX.XX														No	Yes	Copy/Image	The Original Note shows a payment of $XXX.XX (p.XXX). Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from XX/X/XXXX to X/X/XXXX. There is no evidence in the loan file to show the re-disclosure was done. The current mortgage statement is located on page XXX and confirms the current interest rate and payment.		$XXX,XXX.XX				No			0
XXXXXXXXXXX	XXXXXXXXX	XXXXXXX	$XXX,XXX.XX	No			XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX		$XXX,XXX.XX	Non-HAMP	$X,XXX.XX	X.XXX%	480	Fixed [1]																																		No		481	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX						$XXX,XXX.XX														No	Yes	Copy/Image	The most recent statement dated X/X/XXXX is on page XX of the loan file with a X.XXX% rate and $XXX.XX payment. The original note is on page XX of the loan file. The loan modification dated XX/X/XXXX is on pages XXX-XXX. Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from XX/X/XXXX to XX/X/XXXX. There is no evidence in the loan file to show the re-disclosure was done.		$XXX,XXX.XX				No			0
XXXXXXXXXXX	XXXXXXXXX	XXXXXXX	$XXX,XXX.XX	No			XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX		$XXX,XXX.XX	HAMP	$X,XXX.XX	X.XXX%	442	Step [99]												XX/XX/XXXX	X.XXX%	XX/XX/XXXX	X.XXX%	XX/XX/XXXX	X.XXX%	XX/XX/XXXX	X.XXX%													XX/XX/XXXX	X.XXX%	Yes	4	442	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX						$XXX,XXX.XX				$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX							No	Yes	Copy/Image	The loan originally closed on XX/X/XXXX with a fixed rate of X.XXX%, p. XX. The loan modified to a HAMP modification on X/X/XXXX with a step rate beginning at X%, p. XXX. Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from XX/X/XXXX to X/X/XXXX. The HAMP Modification did not require new disclosures. The most current statement located in the file on page XX confirms the current rate and P&I payment.		$XXX,XXX.XX				No			0
XXXXXXXXXXX	XXXXXXXXX	XXXXXXX	$XXX,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	$XXX,XXX.XX	Non-HAMP	$X,XXX.XX	X.XXX%	480	Fixed [1]	No	480	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	No	Yes	Copy/Image	The original loan closed on X/XX/XXXX with a fixed rate note at X.XXX% located on page XX. The loan modified on X/X/XXXX. The Non-HAMP Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from X/X/XXXX to X/X/XXXX. There is no evidence in the loan file to show the re-disclosure was done. The most current mortgage statement in the file on page XX confirms the interest rate and P&I payment from the modification.

																																																																																				$XXX,XXX.XX				No
XXXXXXXXXXX	XXXXXXXXX	XXXXXXX	$XXX,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	$XXX,XXX.XX	HAMP	$X,XXX.XX	X.XXX%	Step [99]	XX/XX/XXXX	X.XXX%	XX/XX/XXXX	X.XXX%	XX/XX/XXXX	X.XXX%	XX/XX/XXXX	X.XXX%	XX/XX/XXXX	X.XXX%	Yes	4	438	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	No	Yes	Copy/Image	The original note in the file closed X/XX/XXXX as a Balloon with a fixed rate of X.XX% (pg. XXX). The loan file contained the signed HAMP Modification, datedXX/X/XXXX (p.XXX). The maturity date was extended from X/X/XXXX to X/X/XXXX. The HAMP Modification did not require new disclosures. Statement in the file confirms current modified principal and interest payment of $X,XXX.XX (pg. XXX). The modification in file does not reflect a deferred balance as shown on the data tape.
																																																																																				$XXX,XXX.XX				No
XXXXXXXXXXX	XXXXXXXXX	XXXXXXX	$XXX,XXX.XX	No			XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX		$XXX,XXX.XX	Non-HAMP	$X,XXX.XX	X.XXX%		Fixed [1]																																		No		328	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX						$XXX,XXX.XX														No	Yes	Copy/Image	The loan originally closed on X/XX/XXXX with a fixed rate of X.XXX%, p. XX. The loan modified to a Non-HAMP modification on X/X/XXXX with a fixed rate at X.XXX%, p. XXX. Modification was a result of financial hardship, as stated in the modification, with decreased payment. The Maturity Date changed from XX/X/XXXX to X/X/XXXX. There is no evidence in the loan file to show the re-disclosure was done. The most current statement located in the file on page XX confirms the current rate and P&I payment.		$XXX,XXX.XX				No			0
XXXXXXXXXXX	XXXXXXXXX	XXXXXXX	$XXX,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	$XXX,XXX.XX	Non-HAMP	$X,XXX.XX	X.XXX%	360	Fixed [1]	No	360	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	No	Yes	Copy/Image	The original note, page XX, reflects the rate of XX.XX% and the P&I of $XXX.XX.

The Non-HAMP Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from X/XX/XXXX to X/X/XXXX. There is no evidence in the loan file to show the re-disclosure was done.

Prior MOD, page XXX is dated X/X/XXXX

Prior MOD, page XXX is dated X/X/XXXX.

The most recent statement in the loan file on page XX verifies the current rate and P&I from the modification.

																																																																																		The most recent statement is located on page XX dated X/X/XXXX and confirms the note rate of X% and P&I payment of $XXX..		$XXX,XXX.XX				No			0
XXXXXXXXXXX	XXXXXXXXX	XXXXXXX	$XXX,XXX.XX	No		$XXX,XXX.XX	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX		$XXX,XXX.XX	Non-HAMP	$X,XXX.XX	X.XXX%		Fixed [1]																																		No		405	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX						$XXX,XXX.XX														No	Yes	Copy/Image	The original note is located on page XX and reflects the P&I of $X,XXX.XX. The Non-HAMP odification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from X/X/XXXX to XX/X/XXXX. There is no evidence in the loan file to show the re-disclosure was done. (pg. XX) No prior MOD located in the loan file. The most recent statement is located on page XX dated X/X/XXXX and confirms the note rate of X% and P&I payment of $X,XXX.XX.	$XXX,XXX.XX	$XXX,XXX.XX				Yes			1	$XXX,XXX.XX
XXXXXXXXXXX	XXXXXXXXX	XXXXXXX	$XXX,XXX.XX	No		$XXX,XXX.XX	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX		$XXX,XXX.XX	Non-HAMP	$X,XXX.XX	X.XXX%		Step [99]												XX/XX/XXXX	X.XXX%	XX/XX/XXXX	X.XXX%	XX/XX/XXXX	X.XXX%															XX/XX/XXXX	X.XXX%	Yes	3	480	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX						$XXX,XXX.XX				$XXX,XXX.XX	$XXX,XXX.XX	$XXX,XXX.XX								No	Yes	Copy/Image	The note is located on page XX. Modification was a result of default / delinquency, as evident by documents in the file, with decreased rate and payment. The Maturity Date changed from XX/X/XXXX to XXX/X/XXXX. There is no evidence in the loan file to show the re-disclosure was done. Prior MOD, page XXX dated X/XX/XXXX. There is no PRA. The most recent statement is located on page XX dated X/X/XXXX and confirms the note rate of X% and confirms the P&I of $X,XXX.XX.	$XXX,XXX.XX	$XXX,XXX.XX				Yes			1	$XXX,XXX.XX